Related Party Transactions - Additional Information (Detail) (General and administrative expenses, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
General and administrative expenses
Related Party Transaction [Line Items]
Provision for doubtful recoveries of receivable	$ 9,793	$ 1,314